Cavalier Dividend Income Fund
CAVALIER DIVIDEND INCOME FUND
INVESTMENT OBJECTIVES
The Cavalier Dividend Income Fund seeks equity income and capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - {Cavalier Dividend Income Fund} - Cavalier Dividend Income Fund	Institutional Class Shares	Advisor Class Shares	Class P Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	none	1.00%	none
Redemption Fee (as a % of amount redeemed)	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses[1]
(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - {Cavalier Dividend Income Fund} - Cavalier Dividend Income Fund		Institutional Class Shares	Advisor Class Shares	Class P Shares
Management Fees	[1]	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	[1]	none	1.00%	none
Other Expenses	[1]	0.34%	0.34%	0.59%
Acquired Fund Fees and Expenses	[1],[2]	0.63%	0.63%	0.63%
Total Annual Fund Operating Expenses	[1]	1.87%	2.87%	2.12%
Less Fee Waiver and/or Expense Limitation	[1],[3]	none	none	0.09%
Net Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	[1]	1.87%	2.87%	2.03%
[1]	The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.
[2]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year. The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[3]	The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments under the Rule 12b-1 distribution plan) including acquired fund fees and expenses to not more than 1.88% of the average daily net assets of the Fund for Institutional and Advisor Class shares, and to not more than 2.03% of the average daily net assets for Class P shares. Net annual operating expenses for the Fund may exceed these limits to the extent that it incurs expenses enumerated above as exclusions. The Expense Limitation Agreement runs through September 30 , 2016, and may not be terminated prior to that date except via action of the Trust's board of trustees. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example- {Cavalier Dividend Income Fund} - Cavalier Dividend Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	190	588	1,011	2,190
Advisor Class Shares	390	889	1,513	3,195
Class P Shares	206	655	1,131	2,445

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption- {Cavalier Dividend Income Fund} - Cavalier Dividend Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	190	588	1,011	2,190
Advisor Class Shares	290	889	1,513	3,195
Class P Shares	206	655	1,131	2,445

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal period, the Fund's portfolio turnover rate was 23.77% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund's interim investment advisor, Cavalier Investments (the "Advisor"), seeks to achieve the Fund's investment objective of equity income and capital appreciation by investing in dividend paying companies located all over the world. The Fund has a policy of investing at least 80% of assets in dividend paying securities.

The Fund invests principally in common stocks and American Depository Receipts ("ADRs") that regularly pay dividends. Investments are selected based on relative dividend yields, dividend growth potential, and anticipated stock price appreciation. This globally oriented portfolio is typically structured with up to 120 stocks diversified across seven to ten sectors that can include the consumer discretionary, consumer staples, energy, financials, industrials, health care, materials, technology, telecommunications, and utilities sectors. The Fund is not limited in its investments by market capitalization.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund will be subject to the following principal risks:

General Market Risk.  The net asset value and investment return of the Fund and the Forward International Dividend Fund will fluctuate based upon changes in the value of its portfolio securities. Certain securities held by the Fund may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Common Stocks Risk.  The Fund's direct and indirect investments in common stocks may fluctuate in value response to many factors, including the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.

Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund or the Forward International Dividend Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Small-Cap and Mid-Cap Securities Risk.  The Fund and the Forward International Dividend Fund may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Foreign Investment Risk.  The Fund's direct and indirect investments in foreign securities involve risks different from those associated with domestic securities.  There may be less government supervision of foreign markets in which the Fund invests, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities.  The value of the Fund's foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws, changes in economic or monetary policies, or changed circumstances in dealings between nations.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  Foreign brokerage commissions, custody fees, and other costs of investing in foreign securities will result in the Fund incurring higher transaction costs.

Emerging Markets Risk.  The Fund and the Forward International Dividend Fund may invest in emerging markets, which are markets of countries in the initial stages of industrialization and generally have low per capital income.  In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

Currency Risk.  Currency risk is the chance that changes in currency exchange rates will negatively affect the Fund.  The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged.  Adverse changes in currency exchange rates relative to the U.S. dollar may diminish gains from investments denominated in a foreign currency or may widen existing losses.  Currency gains and losses can occur regardless of the performance of the underlying investment.

Depository Receipts Risk.  The Fund and the Forward International Dividend Fund may invest in the securities of foreign issuers in the form of depository receipts or other securities convertible into securities of foreign issuers, including both sponsored and unsponsored American Depository Receipts and Global Depository Receipts.  Depository receipts are issued by a bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  Unsponsored depository receipt programs are organized independently of the issuer of the underlying securities and, consequently, available information concerning the issuer may not be as current as for sponsored depository receipts and the prices of unsponsored depository receipts may be more volatile.  The Fund's investments in depository receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

PERFORMANCE INFORMATION
The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's Institutional Class Shares performance from year to year and by showing how the average annual total returns for each class compare to that of a broad-based securities market index.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting http://secure.ncfunds.com/TNC/fundpages/848.htm for the Institutional Class Shares, by visiting http://secure.ncfunds.com/TNC/fundpages/849.htm for the Advisor Class Shares, and by visiting http://secure.ncfunds.com/TNC/fundpages/850.htm for the Class P Shares.

Institutional Class Calendar Year Returns

During the periods shown in the bar chart above the Fund's highest quarterly return was 9.00% (quarter ended March 31, 2013 ) and the Fund's lowest quarterly return was -3.75% (quarter ended September 30, 2014 ). The Fund's year-to-date return as of June 30, 2015, the end of the most recent calendar quarter, was 1.80%.

Average Annual Total Returns Periods Ended December 31, 2014
Average Annual Total Returns- {Cavalier Dividend Income Fund} - Cavalier Dividend Income Fund	Past 1 Year	Since Inception [1]	Inception Date
Institutional Class Shares	(0.55%)	7.03%	Sep. 20, 2012
Institutional Class Shares | After taxes on distributions	(2.76%)	5.20%
Institutional Class Shares | After taxes on distributions and sale of shares	(0.30%)	4.70%
Institutional Class Shares | S&P Global Broad Market Index (reflects no deductions for fees and expenses)	1.96%	10.33%
Advisor Class Shares	(1.61%)	7.79%	Sep. 26, 2012
Advisor Class Shares | S&P Global Broad Market Index (reflects no deductions for fees and expenses)	1.96%	11.27%
[1]	The Institutional Class Shares began operating on September 20, 2012. The Advisor Class Shares began operating on September 26, 2012. The Class P Shares are newly organized, and their performance information will be available after a full calendar year of operations.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA). After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.